LEASES (Details) (USD $)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Dec. 25, 2010
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2013	$ 3,930,000
2014	2,107,000
2015	1,236,000
2016	474,000
2017	25,000
Thereafter	64,000
Total minimum lease payments	7,836,000
Rent expense	$ 6,900,000	$ 9,600,000	$ 13,800,000
Minimum [Member]
Operating Leased Assets [Line Items]
Term of Lease	1 year
Renewal Options of Lease	5 years
Minimum [Member] | Motor Vehicles, Equipment and Aircraft [Member]
Operating Leased Assets [Line Items]
Term of Lease	1 year
Maximum [Member]
Operating Leased Assets [Line Items]
Term of Lease	10 years
Renewal Options of Lease	15 years
Maximum [Member] | Motor Vehicles, Equipment and Aircraft [Member]
Operating Leased Assets [Line Items]
Term of Lease	10 years